Concession Contract Assets	12 Months Ended
Dec. 31, 2025
Concession Contract Assets
Concession Contract Assets

6. CONCESSION CONTRACT ASSETS

	Dec. 31, 2025	Dec. 31, 2024
Distribution – Infrastructure assets under construction	6,014	4,421
Gas – Infrastructure assets under construction	822	554
Transmission – National Grid (‘BNES’ - Basic Network of the Existing System) - Law 12,783/13	1,106	1,616
Transmission – Assets remunerated by tariff	5,254	4,876
	13,196	11,467

Current	1,115	1,140
Non-current	12,081	10,327

Changes in concession contract assets are as follows:

	Transmission	Distribution	Gas	Total
Balances at December 31, 2022	4,737	1,850	117	6,704
Additions	242	3,478	270	3,990
Inflation adjustment	524	-	-	524
Amounts received	(746)	-	-	(746)
Transfers to financial assets	-	(364)	-	(364)
Transfers to intangible assets	-	(1,541)	(49)	(1,590)
Impairment (1)	-	8	-	8
Balances at December 31, 2023	4,757	3,431	338	8,526
Additions (2)	425	4,167	348	4,940
Inflation adjustment	433	-	-	433
Amounts received	(799)	-	-	(799)
Results of the Periodic Tariff Review (3)	1,676	-	-	1,676
Transfers to financial assets	-	(731)	(51)	(782)
Transfers to intangible assets	-	(2,435)	(81)	(2,516)
Impairment (1)	-	(11)	-	(11)
Balances at December 31, 2024	6,492	4,421	554	11,467
Additions	576	5,166	335	6,077
Inflation adjustment	334	-	-	334
Amounts received	(825)	-	-	(825)
RBSE remeasurement	(219)	-	-	(219)
Others additions	1	-	-	1
Transfers to financial assets	-	(996)	-	(996)
Transfers to intangible assets	-	(2,561)	(67)	(2,628)
Impairment (1)	-	(15)	-	(15)
Balances at December 31, 2025	6,359	6,015	822	13,196

(1)	This refers to posting or reversal of provisions made for losses in relation to contractual assets in progress (canceled works).
(2)	The higher volume of additions in the distribution segment reflects greater investments made, in line with the investment program of CEMIG D.
(3)	In Note 3 this amount is presented net of PIS/Pasep and Cofins taxes.

The transmission activity

For transmission concessions, the consideration to be paid to the Company arises from the concession contracts, as follows:

	Update index	Dec. 31, 2025	Dec. 31, 2024
Current
Concession contract - 006/97 (a)	IPCA
National Grid (‘BNES’ - Basic Network of the Existing System)		462	479
National Grid - new facilities (RBNI)		595	595
Concession contract - 079/00 (b)	IGPM	36	39
Concession contract - 006/11 (c)	IGPM	13	18
Concession contract - 004/05 (d)	IPCA	9	9
		1,115	1,140
Non-current
Concession contract - 006/97 (a)	IPCA
National Grid (‘BNES’ - Basic Network of the Existing System)		644	1,137
National Grid - new facilities (RBNI)		4,258	3,892
Concession contract - 079/00 (b)	IGPM	93	110
Concession contract - 006/11 (e)	IGPM	106	105
Concession contract - 004/05 (c)	IPCA	59	64
Concession contract - 001/23 (d)	IPCA	84	43
		5,244	5,351
		6,359	6,491

a)   Concession contract no. 006/1997

The contract regulates the public service operation of the transmission facilities classified as part of the Basic Grid, in accordance with Law 9.074/1995 and pertinent regulations. This contract was extended until December 31, 2042, under Law 12,783/2013: the amounts involved were set by Ministerial Order 120/2016. These assets are referred to as the ‘Existing Grid’ (Rede Básica do Sistema Existente, or ‘RBSE’) and are segregated from the other assets of CEMIG GT. Their cash flow consists of: the portion related to cost of capital (the ‘financial component’); and the portion related to the remuneration base (the ‘economic component’).

The changes implemented in these facilities are treated as Basic Network New Facilities (BNE). Its cash flow refers to the return on investments in reinforcements and improvements to the transmission infrastructure, and is discounted to present value and, where applicable, includes the portion of investments made and not amortised by the end of the concession term.

Existing System Basic Grid (RBSE)

On June 10, 2025, ANEEL published Homologatory Resolution (ReH) No. 3,469, which amended the Annual Permitted Revenue (RAP) related to the financial component of the assets of the Existing System Basic Grid (RBSE), previously approved by ReH No. 2,852/2021.

The main change occurred in the base for applying the cost of equity for the calculation of the component, with the amortization phase being segregated into two cash flows: one referred to as non‑controversial (payments not suspended by injunctions) and another referred to as controversial (payments suspended by injunctions), with effective payment dates beginning on July 1, 2017 and July 1, 2020, respectively, and with a duration of eight years each.

Thus, remuneration through the cost of equity applied exclusively to the controversial flow, for the period from 2017 until 2020 (the year of effective payment).

The RAPs approved and processed through the 2024/2025 cycle were considered concluded, and residual amounts were allocated to the remaining payments for the 2025/2026 to 2027/2028 cycles.

As a result of the amendments introduced by the resolution, the Company remeasured the RBSE contractual asset and recorded a reduction of R$219 in 2025.

b)   Concession contract no. 079/2000

The contract regulates commercial operation of public transmission service, comprising construction, maintenance and operation of transmission of the following facilities: The Itajubá 3 Substation; the Itajubá 3 - Poços de Caldas Transmission Line; and the Itajubá 3-Cachoeira Paulista Transmission Line, in effect until October 4, 2034.

c)   Concession contract no. 004/2005

The contract regulates the concession for the second circuit 345kV transmission facility which runs between the Furnas and Pimenta substations, a distance of approximately 75 km, for a period of 30 years from March 2005. For making the transmission facilities available for commercial operation, Centroeste will receive the Permitted Annual Revenue (RAP), adjusted annually, in the first 15 years of commercial operation. In the 16th year of commercial operation, its RAP will be reduced by 50%, until the end of the concession.

d)   Concession contract no. 001/2023

The contract regulates commercial operation of public transmission service, comprising construction, maintenance and operation of the Verona substation, in effect until March 30, 2053.

e)   Concession contract no. 006/2011

The contract regulates commercial operation of public transmission service, comprising construction, maintenance and operation of the Sete Lagoas 4 substation, in effect until June 15, 2041. The indexer used for adjustment of the contract is the Expanded National Consumer Price (‘Índice de Preços ao Consumidor Amplo’ - IPCA).

Energy Distribution

Additions in the distribution segment reflect the investments made by CEMIG D, in line with the Distribution Development Plan (PDD). The PDD consists of the execution of projects linked to the electric power system, associated with the expansion, reinforcement, refurbishment and renewal of CEMIG D’s assets. In fiscal year 2025, the highlights were investments in the following macro‑projects:

•         Expansion and reinforcement in high voltage, totaling R$1,493;

•         Urban and rural service to energy supply demands, totaling R$798;

•         Complementary service, which includes the connection of customers units that do not meet the criteria for free energy supply established by electric sector regulation, totaling R$844; and

•         Reinforcement and refurbishment of networks and operation and maintenance in medium and low voltage, totaling R$520.

Gas

Additions in the gas segment reflect the investments made by Gasmig, in line with the Centro‑Oeste Project, which is expected to construct an additional 300 km of gas pipelines, with completion scheduled for the second half of 2026.

Capitalized Financial Charges

Among the additions made by the subsidiaries CEMIG D and Gasmig in fiscal year 2025, the amount of R$115 (R$77 in fiscal year 2024) is included as capitalized financial charges, as presented in Note 15. The average rate used to determine the amount of borrowing costs eligible for capitalization was 12.26%. The nature of additions to contract assets and intangible assets is presented in Note 3.2.

The capitalization of financial charges is a non‑cash transaction and, consequently, is not reflected in the Statements of Cash Flows.

Accounting policy

Energy Distribution activity

Assets linked to concession infrastructure still under construction are initially recorded as contract assets, considering the right of the Company to charge for the services provided to customers or receive an indemnity at the end of the concession period for assets not yet amortized. In accordance with IFRS 15, the counterpart amounts of construction revenues equivalent to the new assets are initially recorded as contract assets, measured at acquisition cost including capitalized borrowing costs.

After the assets start operation, the conclusion of the performance obligation linked to construction is recorded, and the assets are split between financial assets and intangible assets. Assets amortized over the term of the concession are classified as intangible assets. The portion of the assets not amortized within the concession period, which will be subject to compensation at the end of the concession, is classified as a financial asset.

Transmission activity

During the term of the concession, the company receives the Annual Permitted Revenue (Receita Anual Permitida, of ‘RAP’), which remunerates the investment made in the construction transmission lines, as well as the improvement, operation and maintenance services. The transmission revenue is recognized as the corresponding performance obligations are met, namely: (i) availability and construction and (ii) operation and maintenance. The amounts are recognized in the Company's income statement, against the contract asset. Subsequently, when the credit notice is issued by the ONS, the RAP is invoiced and the balances are transferred from Contract Assets to Customers Receivables.

When construction of transmission infrastructure is concluded the assets related to the transmission infrastructure remains classified as contract assets, considering the dependence on the satisfaction of a performance obligations during the concession period, represented by the availability/construction, operation and maintenance of the transmission lines, thus there is no unconditional right to receive the consideration for the construction services unless the Company operates and maintains the infrastructure.

The costs related to the infrastructure construction are recognized as incurred in the statement of income.

Additional information about the accounting practices related to the assets related to the transmission segment are described in note 3.

Gas distribution activity

New assets are classified initially as contract assets, measured at acquisition cost, including capitalized borrowing costs. When they start operation, they are split into financial assets and intangible assets.

Estimations and judgments

Transmission activity

Construction and improvement revenues are recognized according to the stage of completion of the work, based on the costs actually incurred, plus the construction margin. The margin allocated to the infrastructure construction performance obligation is defined based on management's best estimates and expectations of the profitability of the projects implemented by the Company.

When the tariff changes during the periodic tariff reviews, the contract asset is remeasured, bringing future RAPs to present value (financing component) at the implicit rate originally identified, comparing the result found with the balance recorded, in order to recognize the gain or loss in profit or loss.

Of the amounts invoiced for transmission concession revenue, represented by the RAP, the portion relating to the fair value of the operation and maintenance of the assets is recognized against the income statement for the year and the portion relating to construction revenue, originally recorded when the assets were formed, is written off against contract assets. Additions due to expansion and reinforcement generate additional cash flow and are therefore incorporated into the balance of the contract asset.

The financial remuneration of the contract asset corresponds to the financial component, recognized using the straight‑line method based on the discount rate determined at the beginning of the investments and including the inflation adjustment index. The discount rate represents the Company’s best estimate of the financial return on investments in transmission infrastructure, which approximates the percentage that would reflect the cash price to be charged for the infrastructure built or improved by the concessionaire in a sale transaction. The implicit rate used to measure the financial component of the concession contract asset is established at the start of the investments and considers the credit risk of the counterparties.